STOCK OPTIONS (Details) - Schedule of stock options, activity (USD $)	6 Months Ended	12 Months Ended
	Mar. 29, 2014	Sep. 28, 2013
Schedule of stock options, activity [Abstract]
Outstanding, beginning of period		623,100
Outstanding, beginning of period		$ 19.56
Outstanding, beginning of period	5 years 3 months	5 years 6 months
Options:
Exercised	(15,074)
Exercised	$ 12.83
Outstanding and expected to vest, end of year	608,026
Outstanding and expected to vest, end of year	$ 19.87
Outstanding and expected to vest, end of year	5 years 3 months	5 years 6 months
Outstanding and expected to vest, end of year	$ 3,324,711
Exercisable, end of year	488,876
Exercisable, end of year	$ 21.20
Exercisable, end of year	4 years 3 months
Exercisable, end of year	$ 2,395,341